GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of general and administrative expenses
	Year ended December 31
	2021	2020	2019
	USD thousands

Wages, salaries and related expenses	17,755	15,274	11,973
Share based compensation	32,250	9,420	14,100
Rent and office maintenance	549	(483)	232
Professional expenses	7,136	4,766	1,282
Doubtful debts	4,958	(1,091)	3,003
Acquisition costs	253	524	2,840
Other expenses	598	1,268	1,003

	63,499	29,678	34,433